Summary Of Significant Accounting Policies (Reconciliation Of Environmental Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Environmental Expense and Liabilities [Abstract]
Accrual for Environmental Loss Contingencies, Gross	$ 48,719	$ 55,012
Accrual for Environmental Loss Contingencies, Discount	(456)	(5,377)
Accrual for Environmental Loss Contingencies, Net	$ 48,263	$ 49,635